                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002

Check here if Amendment  / /; Amendment Number: _________________

 This Amendment (Check only one.):          / /   is a restatement.
                                            / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Woodland Partners LLC
Address:      60 South Sixth Street, Suite 3750
              Minneapolis, Minnesota 55402

Form 13F File Number:   28-5982

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard W. Jensen
Title:        Managing Partner
Phone:        (612) 359-4180

Signature, Place, and Date of Signing:

/s/ Richard W. Jensen      Minneapolis, Minnesota          November 14, 2002
---------------------      --------------------------      ---------------------
[Signature]                [City, State]                   [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        1
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   47

Form 13F Information Table Value Total:          $   225,868
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                    FORM 13F
                                REPORTING MANAGER
                              WOODLAND PARTNERS LLC

          ITEM 1             ITEM 2     ITEM 3   ITEM 4      ITEM 5     ------------ITEM 6------------   ITEM 7
                                                  FAIR
                                                 MARKET
                            TITLE OF              VALUE                      INVESTMENT DISCRETION
NAME OF ISSUER               CLASS      CUSIP    (X1000)     SHARES     (a) SOLE  (b) SHARED (c) OTHER  MANAGERS
--------------              --------  ---------  --------  ----------   --------- ---------- ---------  --------
Axcelis Technologies Inc.    common   054540109  $  3,217     659,300     659,300
ALBERTO CULVER               common   013068200  $  7,910     171,600     171,600
Apria Healthcare Group       common   037933108  $  5,282     224,200     224,200
Albany International         common   012348108  $  2,493     131,400     131,400
Allete                       common   018522102  $  7,780     360,200     360,200
Apogee Enterprises Inc.      common   037598109  $  1,094     100,000     100,000
Alliant Tech Systems         common   018804104  $  3,422      49,425      49,425
Brunswick Corp.              common   117043109  $  7,254     344,800     344,800
BMC Industries               common   055607105  $  1,233   1,027,600   1,027,600
Bowne                        common   103043105  $  3,308     330,800     330,800
Church & Dwight, Inc.        common   171340102  $  5,904     178,100     178,100
Charming Shoppes             common   161133103  $  4,854     719,200     719,200
Cytec Industries Inc.        common   232820100  $  4,328     197,200     197,200
Dillards Inc.                common   254067101  $  3,452     171,100     171,100
DELTA & PINE LAND CO.        common   247357106  $  4,216     225,000     225,000
Dollar Thrifty Automotive    common   256743105  $  6,596     411,000     411,000
H. B. Fuller Co.             common   359694106  $  7,716     290,100     290,100
Gaylord Entertainment        common   367905106  $  7,526     397,800     397,800
HASBRO INC                   common   418056107  $  6,335     569,200     569,200
Hollinger Int'l Inc.         common   435569108  $  6,907     759,900     759,900
Hon Industries               common   438092108  $  4,252     167,100     167,100
Insurance Auto Auctions Inc  common   457875102  $  4,019     266,000     266,000
Intergraph Corp.             common   458683109  $  5,988     350,400     350,400
Key Energy Systems           common   492914106  $  4,523     574,100     574,100
MOORE LTD                    common   615785102  $  5,986     610,900     610,900
Material Sciences            common   576674105  $  5,003     411,150     411,150
National Service Industry    common   637657206  $  1,613     266,300     266,300
Northwest Airlines Corp.     common   667280101  $  2,623     392,800     392,800
Wild Oats Markets            common   96808B107  $  4,981     548,600     548,600
Office Depot                 common   676220106  $  4,995     404,800     404,800
Pentair                      common   709631105  $  5,839     157,100     157,100
Phoenix Companies            common   71902E109  $  4,568     335,400     335,400
Proquest                     common   74346P102  $  2,066      68,100      68,100
Pathmark Stores              common   70322A101  $  3,082     336,900     336,900
Paxar Corp.                  common   704227107  $  5,009     344,500     344,500
Pittston Brinks Group        common   725701106  $  8,169     364,700     364,700
Scholastic Corp.             common   807066105  $  1,251      28,000      28,000
Station Casinos Inc.         common   857689103  $  3,813     224,200     224,200
Servicemaster Company        common   81760N109  $  6,224     573,700     573,700
TCF Financial Corp.          common   872275102  $  7,458     176,200     176,200
Tennant Co.                  common   880345103  $  6,330     195,700     195,700
Triarc Companies Inc.        common   895927101  $  7,487     330,000     330,000
Sports Authority Inc.        common   849176102  $  2,014     337,500     337,500
TORO CO.                     common   891092108  $  3,836      68,200      68,200
TORO CO.                     common   891092108  $  4,681     192,800     192,800
TORO CO.                     common   891092108  $  3,916     148,900     148,900
TORO CO.                     common   891092108  $  5,293     259,100     259,100
                                                 $225,868  15,451,075  15,451,075

          ITEM 1             ------------ITEM 8-------------


                                     VOTING AUTHORITY
NAME OF ISSUER                 (a) SOLE  (b) SHARED (c) NONE
--------------               ----------- ---------- --------
Axcelis Technologies Inc.        659,300        -
ALBERTO CULVER                   171,600        -
Apria Healthcare Group           224,200        -
Albany International             131,400        -
Allete                           360,200        -
Apogee Enterprises Inc.          100,000        -
Alliant Tech Systems              49,425        -
Brunswick Corp.                  344,800        -
BMC Industries                 1,027,600        -
Bowne                            330,800        -
Church & Dwight, Inc.            178,100        -
Charming Shoppes                 719,200        -
Cytec Industries Inc.            197,200        -
Dillards Inc.                    171,100        -
DELTA & PINE LAND CO.            225,000        -
Dollar Thrifty Automotive        411,000        -
H. B. Fuller Co.                 290,100        -
Gaylord Entertainment            397,800        -
HASBRO INC                       569,200        -
Hollinger Int'l Inc.             759,900        -
Hon Industries                   167,100        -
Insurance Auto Auctions Inc      266,000        -
Intergraph Corp.                 350,400        -
Key Energy Systems               574,100        -
MOORE LTD                        610,900        -
Material Sciences                411,150        -
National Service Industry        266,300        -
Northwest Airlines Corp.         392,800        -
Wild Oats Markets                548,600        -
Office Depot                     404,800        -
Pentair                          157,100        -
Phoenix Companies                335,400        -
Proquest                          68,100        -
Pathmark Stores                  336,900        -
Paxar Corp.                      344,500        -
Pittston Brinks Group            364,700        -
Scholastic Corp.                  28,000        -
Station Casinos Inc.             224,200        -
Servicemaster Company            573,700        -
TCF Financial Corp.              176,200        -
Tennant Co.                      195,700        -
Triarc Companies Inc.            330,000        -
Sports Authority Inc.            337,500        -
TORO CO.                          68,200        -
TORO CO.                         192,800        -
TORO CO.                         148,900        -
TORO CO.                         259,100        -
                              15,451,075